Commitments and contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	$ 2,058	$ 3,797	$ 5,029
Operating lease expense	2,963	2,655	2,426
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	1,541	2,252	1,864
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	515	1,545	3,165
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	$ 2	$ 0	$ 0